Working Capital Loans (Details Narrative) - USD ($)																1 Months Ended
	Jun. 24, 2015	Apr. 13, 2015	Sep. 08, 2014	Jul. 28, 2014	Jul. 14, 2014	Jul. 13, 2014	Jun. 30, 2014	May 01, 2014	Apr. 22, 2014	Apr. 02, 2014	Mar. 27, 2014	Mar. 10, 2014	Feb. 26, 2014	Feb. 11, 2014	Jan. 29, 2014	Sep. 30, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Due for subscription receivable																	$ 2,977,950
Effective interest rate																		81.10%	43.70%
Willoughby Family Trust [Member]
Proceeds from secured debt					$ 90,000							$ 65,000		$ 140,000	$ 60,000
Debt instruments principal amount			$ 90,000				$ 265,000								$ 265,000
Repayment of secured debt			9,000				110,000
Due for subscription receivable			90,000				200,000
Interest expenses			$ 9,000				$ 45,000
Dr. L. Prasad [Member]
Proceeds from secured debt		$ 200,000				$ 100,000			$ 30,000	$ 25,000	$ 25,000		$ 85,000
Debt instruments principal amount	$ 200,000							$ 115,000								$ 100,000
Repayment of secured debt	230,000							139,500								115,000
Interest expenses	30,000							$ 24,500								15,000
Working capital maximum limit													$ 245,000
Domenic Tacca [Member]
Proceeds from secured debt		100,000		$ 100,000
Debt instruments principal amount	100,000															15,000
Repayment of secured debt	115,000															115,000
Due for subscription receivable																$ 100,000
Interest expenses	15,000
CT Super [Member]
Proceeds from secured debt		$ 100,000
Debt instruments principal amount	100,000
Repayment of secured debt	115,000
Interest expenses	$ 15,000